LITIGATION AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies and Guarantee Obligations
Guarantee Terms Maximum	five years
Credit Guarantee
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure	$ 78.4	$ 59.2
Discontinued Operations | Credit Guarantee
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure		$ 20.3